Premises and Equipment - Schedule of Minimum Future Annual Rent Commitments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Abstract]
2019	$ 21,750
2020	19,991
2021	16,921
2022	14,195
2023	9,182
2024 and thereafter	34,652
Total	$ 116,691